UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

BNY Mellon Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Select Managers Small Cap Value Fund

BNY Mellon U.S. Equity Fund

BNY Mellon Global Stock Fund

BNY Mellon International Stock Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Select Managers Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2020 through May 31, 2021, as provided by portfolio allocation managers Stephen Kolano and Elena Goncharova

Market and Fund Performance Overview

For the six-month period ended May 31, 2021, BNY Mellon Select Managers Small Cap Value Fund’s Class A shares, Class C shares, Class I shares and Class Y shares at NAV produced total returns of 30.92%, 30.42%, 31.12% and 31.14%, respectively.1 In comparison, the Russell 2000® Value Index (the “Index”), the fund’s benchmark, returned 37.56% for the same period.2

Small-cap stocks produced gains over the reporting period as markets began to anticipate the end of the pandemic and the economic recovery resulting from widespread distribution of COVID-19 vaccines. The fund lagged the Index, mainly due to outperformance of lower-quality shares, which the fund avoided.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index, the fund’s benchmark index. The fund’s portfolio is constructed to have a value tilt.

The fund uses a “multi-manager” approach by selecting various subadvisers to manage its assets. We may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The fund’s assets will be allocated among six subadvisers – Channing Capital Management, LLC, Eastern Shore Capital Management, Neuberger Berman Investment Advisers LLC, Walthausen & Co. LLC, Heartland Advisors, Inc. and Rice Hall James & Associates LLC. The target percentage of the fund’s assets to be allocated over time to the subadvisers is approximately 23% to Channing; 20% to Eastern Shore; 18% to Neuberger Berman; 22% to Walthausen; 15% to Heartland and 2% to RHJ. The portion of the fund’s assets previously allocated to Kayne (approximately 15% of the fund’s assets) will be re-allocated to the other subadvisers over time in accordance with the target amounts noted above. The target percentages of the fund’s assets to be allocated to Heartland and RHJ, and any modification to the target percentage of the fund’s assets currently allocated to the other subadvisers, will occur over time. In addition, BNYM Investment Adviser, Inc. is permitted to adjust those allocations by up to 20% of the fund’s assets without board approval. Subject to board approval, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

Market Rebound Continues

Early in the reporting period, stocks benefited from a number of factors. With the approval of multiple COVID-19 vaccines in November 2020, investor sentiment improved, and the global economic outlook brightened. Returns were also boosted by interest rates, which remained low, and by the stimulus package approved by Congress, which provided support to consumers, small businesses and the economy generally.

Uncertainty surrounding the November 2020 election also eased, and investors began to factor the likelihood of additional stimulus and infrastructure spending into their calculations. With the end of the pandemic in view and continued economic rebound likely, investors began to shift away from growth-oriented stocks and into value-oriented stocks.

As the end of the pandemic became more likely, government lockdowns were eased, and businesses that had been hard hit by the pandemic began to show signs of recovery. Businesses also became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth.

Toward the end of the reporting period, the economic rebound continued, but combined with the Federal Reserve’s indications that it would tolerate higher inflation rates until the economy fully recovered, this led to a rise in inflation expectations. As a result, yields at the long end of the Treasury yield curve began to increase. These higher interest rates weighed heavily on the stock market performance, especially that of technology and other growth-oriented stocks.

Fund Performance Hindered by Prudent Avoidance of Speculative Shares

The fund’s underperformance versus the Index stemmed mainly from three factors. First, although value stocks outperformed growth stocks during the period, the fund’s underlying managers tend to be somewhat more growth-oriented than other value-oriented managers. Second, certain “meme stocks,” which tend to be value-oriented, became the object of intense speculative buying, causing their prices to rise dramatically. The fund’s prudent decision not to own such speculative shares, including GameStop, AMC Entertainment Holdings and others, hurt its performance versus the Index. Third, the outperformance of companies with low credit quality persisted longer than expected as the economy continued to improve, and the market rotated to value-oriented companies.

On a more positive note, the fund’s underweight position in the utilities sector added to performance versus the Index as this sector underperformed. Stock selections in this sector also proved to be beneficial as did selections in the financial sector.

A Positive Backdrop

Our outlook for the coming months reflects ongoing optimism about the economic recovery. Although the distribution of COVID-19 vaccines has been uneven globally, the economies of developed countries are increasingly opening up, which is benefiting stocks. Inflation, which remains somewhat of a concern, is being driven by supply chain issues and worker shortages, which are producing a supply/demand imbalance. However, we believe

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

that though higher inflation is likely to be transitory, it may persist for several quarters, and we will continue to monitor it as the recovery proceeds.

June 15, 2021

DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through March 31, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set, and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

Multi-manager risk means each sub adviser makes investment decisions independently, and it is possible that the investment styles of the sub advisers may not complement one another. Consequently, the fund’s exposure to a given stock, industry or investment style could be greater or smaller than if the fund had a single adviser.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

References to specific securities, asset classes and financial markets are for illustrative purposes only and are not intended to be and should not be interpreted as recommendations.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Select Managers Small Cap Value Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.48	$11.78	$5.76	$5.53
Ending value (after expenses)	$1,309.20	$1,304.20	$1,311.20	$1,311.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.54	$10.30	$5.04	$4.84
Ending value (after expenses)	$1,018.45	$1,014.71	$1,019.95	$1,020.14
†

Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.00% for Class I and .96% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - .9%
Fox Factory Holding	7,100	[a]	1,103,908
Gentherm	3,609	[a]	261,761
Harley-Davidson	40,653		1,970,451
LCI Industries	7,670		1,143,213
Thor Industries	1,738		213,774
Visteon	8,470	[a]	1,037,236
			5,730,343
Banks - 12.7%
Associated Banc-Corp	99,024		2,276,562
BankUnited	60,901		2,910,459
Banner	70,141		4,105,353
Brookline Bancorp	80,387		1,355,325
Bryn Mawr Bank	16,520		789,656
Cadence Bancorp	175,171		3,920,327
Camden National	30,650		1,459,553
Cathay General Bancorp	4,402		183,475
City Holding	15,060		1,208,113
Columbia Banking System	75,480		3,257,717
Community Bank System	2,495		202,394
Dime Community Bancshares	3,048		105,796
Eastern Bankshares	56,540		1,266,496
Enterprise Financial Services	3,223		159,248
Essent Group	24,395		1,167,057
F.N.B.	16,806		225,368
Federal Agricultural Mortgage, Cl. C	2,137		216,820
First Bancorp	35,100		1,557,387
First Financial	28,190		1,279,262
First Horizon	4,820		91,917
Glacier Bancorp	29,242		1,703,346
Great Southern Bancorp	22,360		1,263,116
Great Western Bancorp	4,763		159,370
Hancock Whitney	27,970		1,384,795
Heartland Financial USA	28,958		1,440,661
Hope Bancorp	13,130		200,889
Independent Bank	66,503		5,427,310
Independent Bank Group	5,760		453,600
Lakeland Financial	18,860		1,163,851
NBT Bancorp	39,560		1,542,444
NMI Holdings, Cl. A	38,000	[a]	919,220
OceanFirst Financial	50,440		1,115,228
Old National Bancorp	79,677		1,517,847

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Banks - 12.7% (continued)
Pacific Premier Bancorp	86,376		3,970,705
PacWest Bancorp	31,660		1,430,082
Pinnacle Financial Partners	8,232		748,453
Renasant	79,129	[b]	3,499,084
Seacoast Banking Corp. of Florida	95,077		3,524,505
Sterling Bancorp	17,060		454,478
Stock Yards Bancorp	10,025		538,744
Synovus Financial	97,195		4,774,218
TCF Financial	41,286		1,961,085
Texas Capital Bancshares	34,782	[a]	2,395,784
TriCo Bancshares	26,650		1,277,867
Triumph Bancorp	12,174	[a]	1,019,573
Walker & Dunlop	20,815		2,113,555
Washington Trust Bancorp	22,970		1,263,120
Webster Financial	24,120		1,367,122
WesBanco	37,260		1,450,159
Wintrust Financial	31,650		2,545,293
WSFS Financial	36,415		1,937,642
			82,301,431
Capital Goods - 14.4%
AerCap Holdings	40,388	[a]	2,382,892
Alamo Group	979		150,942
Albany International, Cl. A	24,525		2,191,309
Allied Motion Technologies	38,417		1,359,962
Altra Industrial Motion	25,375		1,666,884
Ameresco, Cl. A	27,000	[a]	1,451,520
Astec Industries	30,069		2,060,629
AZZ	29,550		1,580,629
Babcock & Wilcox Enterprises	230,574	[a]	1,987,548
Beacon Roofing Supply	7,800	[a]	441,792
Bloom Energy, Cl. A	57,798	[a,b]	1,396,978
Chart Industries	10,315	[a]	1,505,371
Colfax	5,694	[a,b]	251,675
Comfort Systems USA	16,410		1,360,389
Curtiss-Wright	1,672		209,535
EMCOR Group	8,590		1,083,285
Enerpac Tool Group	117,668	[a,b]	3,224,103
EnerSys	8,055		759,103
ESCO Technologies	9,626		911,004
Franklin Electric	12,850		1,077,987
Granite Construction	90,977		3,671,832
Great Lakes Dredge & Dock	86,324	[a]	1,261,194
Griffon	35,247		926,644

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Capital Goods - 14.4% (continued)
H&E Equipment Services	28,160		1,053,184
Hexcel	17,980	[a,b]	1,069,091
Hillenbrand	69,538		3,170,933
Hyster-Yale Materials Handling	14,124		1,067,633
ITT	12,800		1,201,920
Kennametal	198,114	[b]	7,431,257
LSI Industries	68,400		636,120
Lydall	37,525	[a]	1,365,159
McGrath RentCorp	10,790		925,027
Mercury Systems	10,354	[a]	677,669
Mueller Industries	29,500		1,369,685
Oshkosh	1,413		185,725
Park Aerospace	114,736		1,769,229
PGT Innovations	29,230	[a]	706,197
Powell Industries	46,773		1,607,120
RBC Bearings	6,225	[a]	1,218,793
Regal Beloit	1,016		144,506
Resideo Technologies	131,355	[a]	3,927,514
Rexnord	122,544		6,123,524
Simpson Manufacturing	9,250		1,038,960
Spirit AeroSystems Holdings, Cl. A	45,124		2,220,552
SPX	64,425	[a]	4,034,938
SPX FLOW	61,384		4,212,784
Systemax	17,390		596,825
Teledyne Technologies	2,488	[a]	1,043,641
Tennant	17,116		1,416,178
Textainer Group Holdings	57,930	[a]	1,952,241
The Shyft Group	36,810		1,434,854
TPI Composites	14,435	[a,b]	697,211
TriMas	39,650	[a]	1,285,453
Triton International	23,960		1,299,830
Twin Disc	20,940	[a]	288,553
Valmont Industries	5,036		1,248,928
Welbilt	59,759	[a]	1,476,645
Williams Industrial Services Group	82,940	[a]	430,459
			93,241,545
Commercial & Professional Services - 6.2%
ABM Industries	18,770		936,435
ASGN	12,541	[a]	1,292,852
Brady, Cl. A	43,335		2,480,062
CACI International, Cl. A	648	[a]	165,214
CBIZ	7,861	[a]	261,064
Clean Harbors	11,817	[a]	1,100,163

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Commercial & Professional Services - 6.2% (continued)
Covanta Holding	138,582		2,052,399
Deluxe	38,421	[b]	1,750,460
Harsco	295,035	[a]	6,614,685
Heritage-Crystal Clean	54,220	[a]	1,669,976
Herman Miller	5,375	[b]	256,925
KAR Auction Services	41,583	[a,b]	745,999
KBR	65,996		2,688,677
Kelly Services, Cl. A	78,240	[a]	2,008,421
ManTech International, Cl. A	41,162		3,581,506
MSA Safety	24,435	[b]	4,106,546
Resources Connection	42,505		619,723
Stericycle	31,865	[a]	2,503,314
The Brink's Company	48,880		3,686,041
VSE	38,720		1,841,910
			40,362,372
Consumer Durables & Apparel - 3.4%
Acushnet Holdings	30,194		1,606,321
Carter's	2,237		228,711
Cavco Industries	5,060	[a]	1,119,626
G-III Apparel Group	46,440	[a]	1,534,378
Hayward Holdings	39,110	[a]	996,132
Helen of Troy	805	[a,b]	169,436
Installed Building Products	9,005		1,067,993
KB Home	26,280		1,230,167
M/I Homes	18,990	[a]	1,339,175
Malibu Boats, Cl. A	13,725	[a]	1,076,315
PVH	38,933	[a]	4,470,287
Ralph Lauren	14,570		1,807,846
Skyline Champion	21,990	[a]	1,113,793
Tempur Sealy International	51,914		1,998,689
Wolverine World Wide	54,450		1,985,247
			21,744,116
Consumer Services - 3.5%
Boyd Gaming	64,811	[a]	4,173,180
Brinker International	56,939	[a]	3,498,902
Frontdoor	19,090	[a]	1,025,133
Hilton Grand Vacations	22,175	[a]	1,014,063
International Game Technology	118,945	[a,b]	2,885,606
Marriott Vacations Worldwide	21,598	[a]	3,721,119
OneSpaWorld Holdings	318,976	[a,b]	3,575,721
Perdoceo Education	140,030	[a]	1,706,966
SeaWorld Entertainment	18,209	[a]	991,116
			22,591,806

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Diversified Financials - 3.7%
Artisan Partners Asset Management, Cl. A	102,881		5,255,162
B. Riley Financial	14,592		1,074,555
Cohen & Steers	30,675		2,243,263
Evercore, Cl. A	16,299		2,377,373
FirstCash	39,577		3,155,078
Focus Financial Partners, Cl. A	57,130	[a]	2,895,920
PROG Holdings	2,491		131,326
Stifel Financial	101,268		7,015,847
			24,148,524
Energy - 3.4%
Cactus, Cl. A	103,730		3,634,699
ChampionX	149,846	[a]	3,970,919
Chesapeake Energy	8,730		460,944
CNX Resources	64,080	[a,b]	872,770
Devon Energy	69,236		1,838,908
Dril-Quip	63,066	[a,b]	2,114,603
Forum Energy Technologies	3,900	[a]	99,606
Geopark	7,225		107,580
Green Plains	29,040	[a,b]	926,086
ION Geophysical	18,037	[a,b]	36,254
Oil States International	26,636	[a]	171,269
Patterson-UTI Energy	35,836		299,947
PDC Energy	101,036		4,265,740
Renewable Energy Group	17,350	[a,b]	1,059,565
Southwestern Energy	158,920	[a]	821,616
TETRA Technologies	107,885	[a]	388,386
World Fuel Services	33,078		1,016,487
			22,085,379
Food & Staples Retailing - .6%
BJ's Wholesale Club Holdings	22,640	[a]	1,014,046
Casey's General Stores	5,790	[b]	1,278,664
The Andersons	43,890		1,364,101
			3,656,811
Food, Beverage & Tobacco - 2.6%
Calavo Growers	1,858	[a]	132,290
Darling Ingredients	30,155	[a]	2,064,411
Lancaster Colony	7,290		1,360,824
Landec	133,030	[a]	1,592,369
Primo Water	79,391		1,374,258
Sanderson Farms	8,270		1,345,942
The Hain Celestial Group	42,359	[a]	1,726,552
Tootsie Roll Industries	35,816	[b]	1,120,683

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Food, Beverage & Tobacco - 2.6% (continued)
TreeHouse Foods	124,971	[a,b]	6,087,338
			16,804,667
Health Care Equipment & Services - 6.5%
Acadia Healthcare	45,037	[a]	2,898,581
Accuray	516,247	[a]	2,199,212
AMN Healthcare Services	32,014	[a]	2,839,642
AngioDynamics	57,680	[a]	1,333,562
Apria	36,650	[a]	1,115,992
AtriCure	18,793	[a]	1,404,401
Avanos Medical	61,832	[a]	2,479,463
Cantel Medical	1,095	[a]	89,056
CONMED	6,070	[b]	835,778
Cross Country Healthcare	182,679	[a]	2,858,926
CryoPort	25,630	[a,b]	1,433,230
Cytosorbents	30,703	[a,b]	248,387
Encompass Health	15,250		1,308,297
Haemonetics	51,884	[a]	2,929,370
Hanger	59,673	[a]	1,541,354
HealthEquity	11,855	[a]	985,388
Integer Holdings	15,809	[a]	1,430,240
Intersect ENT	34,824	[a]	614,644
LHC Group	3,955	[a]	778,542
MEDNAX	23,309	[a,b]	745,422
Meridian Bioscience	22,790	[a]	473,120
Merit Medical Systems	16,440	[a]	991,990
Mesa Laboratories	6,380	[b]	1,569,863
Molina Healthcare	8,232	[a]	2,069,196
NuVasive	67,820	[a]	4,625,324
OraSure Technologies	70,645	[a,b]	678,898
Patterson Companies	26,590		865,239
The Ensign Group	2,407	[b]	200,262
Varex Imaging	26,212	[a,b]	657,659
			42,201,038
Household & Personal Products - .4%
Central Garden & Pet, Cl. A	14,395	[a]	726,228
Spectrum Brands Holdings	21,927		1,949,091
			2,675,319
Insurance - 1.8%
Axis Capital Holdings	22,770		1,221,383
First American Financial	11,750		755,643
HCI Group	1,078		86,844
Horace Mann Educators	65,840		2,625,041
Kemper	10,963		820,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Insurance - 1.8% (continued)
Old Republic International	40,051		1,051,739
Primerica	5,600		908,376
ProAssurance	18,208		443,365
Selective Insurance Group	1,094		82,345
Stewart Information Services	23,070		1,392,274
The Hanover Insurance Group	17,951		2,503,985
			11,891,795
Materials - 7.2%
Allegheny Technologies	224,140	[a]	5,489,189
American Vanguard	129,578		2,382,939
Ampco-Pittsburgh	18,790	[a]	132,094
Avery Dennison	17,330		3,821,785
Avient	97,081		5,046,270
Balchem	8,355		1,094,505
Cleveland-Cliffs	216,106	[a,b]	4,348,053
Commercial Metals	54,280		1,708,192
Crown Holdings	26,540		2,739,990
Eagle Materials	9,725		1,427,241
Innospec	1,493		150,957
Louisiana-Pacific	50,839		3,416,889
Materion	27,439		2,163,565
Mercer International	108,900		1,616,076
MP Materials	16,935	[a,b]	475,535
Myers Industries	31,101		685,155
Neenah	1,819		96,280
Schnitzer Steel Industries, Cl. A	46,870		2,553,478
Schweitzer-Mauduit International	27,206	[b]	1,112,997
Sensient Technologies	13,761		1,193,767
Summit Materials, Cl. A	46,640	[a]	1,624,005
U.S. Concrete	22,350	[a]	1,273,726
UFP Technologies	22,850	[a]	1,243,954
Worthington Industries	17,947		1,191,142
			46,987,784
Media & Entertainment - 2.1%
Criteo, ADR	122,874	[a]	4,575,828
Gray Television	177,838		4,136,512
Madison Square Garden Entertainment	44,789	[a,b]	3,996,522
TechTarget	15,105	[a]	1,062,033
			13,770,895
Pharmaceuticals Biotechnology & Life Sciences - 2.6%
Amneal Pharmaceuticals	136,564	[a]	772,952
Arvinas	15,525	[a]	1,129,288
Axsome Therapeutics	6,990	[a,b]	424,363

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 2.6% (continued)
Bicycle Therapeutics, ADR	12,150	[a,b]	358,425
Charles River Laboratories International	10,678	[a]	3,609,057
Dicerna Pharmaceuticals	15,955	[a]	520,133
Fluidigm	157,410	[a,b]	912,978
IGM Biosciences	5,620	[a,b]	419,533
Intellia Therapeutics	4,880	[a]	365,707
Invitae	25,680	[a,b]	739,070
Karuna Therapeutics	1,670	[a]	186,739
Luminex	33,705		1,243,377
Natera	11,535	[a]	1,085,905
NeoGenomics	15,195	[a,b]	623,451
Phibro Animal Health, Cl. A	128,106		3,611,308
TCR2 Therapeutics	20,660	[a]	395,639
TG Therapeutics	12,455	[a,b]	434,306
			16,832,231
Real Estate - 2.9%
Apple Hospitality REIT	7,546	[c]	119,755
CareTrust REIT	9,814	[c]	228,470
Corporate Office Properties Trust	29,110	[c]	803,436
EPR Properties	32,380	[a,b,c]	1,591,477
Global Medical REIT	82,000	[c]	1,180,800
Hudson Pacific Properties	54,720	[c]	1,586,333
Industrial Logistics Properties Trust	46,370	[c]	1,162,032
Jones Lang LaSalle	1,064	[a]	215,194
Lamar Advertising, Cl. A	22,780	[c]	2,387,800
Lexington Realty Trust	13,587	[b,c]	168,207
National Health Investors	1,910	[c]	125,888
Newmark Group, Cl. A	21,266		274,331
Omega Healthcare Investors	4,676	[c]	171,235
Physicians Realty Trust	43,794	[c]	793,985
Piedmont Office Realty Trust, Cl. A	11,367	[c]	210,176
Potlatchdeltic	24,693	[c]	1,486,519
QTS Realty Trust, Cl. A	25,225	[b,c]	1,598,760
Sunstone Hotel Investors	138,445	[a,c]	1,738,869
Terreno Realty	19,300	[c]	1,227,866
UMH Properties	93,400	[c]	1,981,014
			19,052,147
Retailing - 2.6%
American Eagle Outfitters	29,570		1,047,665
Caleres	20,020		502,102
Chico's FAS	82,327	[a]	382,821
Leslie's	27,480	[a]	801,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Retailing - 2.6% (continued)
Lithia Motors, Cl. A	8,847	[b]	3,114,056
Monro	28,807	[b]	1,795,828
Ollie's Bargain Outlet Holdings	9,220	[a,b]	796,977
Overstock.com	6,000	[a]	512,580
PubMatic, Cl. A	48,515	[a,b]	1,434,589
Signet Jewelers	25,840	[a]	1,565,387
Sonic Automotive, Cl. A	49,314		2,378,414
The Aaron's Company	7,162		257,617
The Children's Place	9,976	[a,b]	927,668
The ODP	23,350	[a]	1,021,329
			16,538,350
Semiconductors & Semiconductor Equipment - 4.4%
Axcelis Technologies	19,650	[a]	814,296
CEVA	19,206	[a]	861,773
CMC Materials	19,498		3,009,126
DSP Group	100,373	[a]	1,577,864
Entegris	8,049		921,208
Impinj	8,687	[a,b]	452,158
Kulicke & Soffa Industries	25,520		1,324,488
MACOM Technology Solutions Holdings	59,909	[a]	3,546,613
MaxLinear	146,908	[a]	5,585,442
Onto Innovation	11,330	[a]	813,154
Power Integrations	18,770		1,542,706
Rambus	105,357	[a]	2,060,783
Semtech	14,290	[a]	900,270
Silicon Laboratories	8,895	[a]	1,214,701
SunPower	22,335	[a]	522,416
Synaptics	5,513	[a,b]	696,457
Veeco Instruments	109,405	[a]	2,606,027
			28,449,482
Software & Services - 7.1%
Avaya Holdings	142,674	[a]	4,091,890
BlackLine	7,390	[a,b]	768,338
Box, Cl. A	42,053	[a]	980,255
Cerence	11,855	[a,b]	1,127,766
Cloudera	243,467	[a,b]	3,130,986
Cognyte Software	43,458	[a]	1,118,609
Concentrix	9,750	[a]	1,489,020
Conduent	416,455	[a]	3,156,729
ExlService Holdings	36,968	[a]	3,769,997
FireEye	124,166	[a]	2,777,593
LivePerson	20,205	[a,b]	1,110,265
MAXIMUS	16,109		1,492,821

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Software & Services - 7.1% (continued)
New Relic	10,029	[a]	628,618
Nuance Communications	70,201	[a]	3,713,633
OneSpan	53,360	[a,b]	1,395,364
Perficient	2,979	[a]	213,267
Qualys	5,165	[a,b]	499,352
Sprout Social, Cl. A	10,790	[a]	749,042
Switch, Cl. A	60,165	[b]	1,135,314
The Hackett Group	51,330		914,187
Unisys	126,404	[a]	3,249,847
Upland Software	60,022	[a]	2,460,302
Varonis Systems	14,580	[a]	704,214
Verint Systems	43,458	[a,b]	2,003,848
Vonage Holdings	41,163	[a]	567,226
Xperi Holding	127,902		2,739,661
			45,988,144
Technology Hardware & Equipment - 4.8%
Ciena	58,876	[a]	3,112,774
Diebold Nixdorf	91,431	[a,b]	1,237,976
EMCORE	76,698	[a]	743,971
II-VI	12,268	[a,b]	826,495
Infinera	90,117	[a,b]	865,123
Itron	26,857	[a]	2,560,815
Kimball Electronics	56,580	[a]	1,266,260
Knowles	152,652	[a]	3,135,472
Methode Electronics	94,572		4,575,393
OSI Systems	26,159	[a]	2,520,681
Quantum	268,666	[a]	2,017,682
Radware	13,753	[a]	401,588
Ribbon Communications	108,379	[a]	806,340
Rogers	3,620	[a]	678,207
Stratasys	65,184	[a,b]	1,505,099
Viasat	33,137	[a,b]	1,762,226
Viavi Solutions	102,858	[a]	1,803,101
Vishay Intertechnology	26,530		638,577
Vishay Precision Group	29,700	[a]	968,220
			31,426,000
Telecommunication Services - .5%
ATN International	51,338		2,426,747
Bandwidth, Cl. A	8,815	[a,b]	1,042,726
			3,469,473
Transportation - 2.1%
Allegiant Travel	18,019	[a]	3,990,488
Avis Budget Group	24,947	[a]	2,190,846

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 97.6% (continued)
Transportation - 2.1% (continued)
Heartland Express			63,097		1,145,211
Hub Group, Cl. A			19,120	[a]	1,334,767
JetBlue Airways			81,485	[a]	1,637,848
Kirby			17,180	[a]	1,122,369
Knight-Swift Transportation Holdings			3,909		186,577
Ryder System			13,790		1,127,884
Werner Enterprises			18,685		896,693
					13,632,683
Utilities - 1.2%
ALLETE			1,583	[b]	109,053
Avista			3,670		166,361
IDACORP			1,757		172,098
MDU Resources Group			31,961		1,075,807
NorthWestern			18,380		1,164,373
Ormat Technologies			21,029	[b]	1,452,052
Portland General Electric			42,485		2,036,731
South Jersey Industries			19,140	[b]	510,272
Vistra Energy			79,701		1,288,765
					7,975,512
Total Common Stocks (cost $433,767,031)					633,557,847
	Coupon Rate (%)	Maturity Date
Convertible Bonds - .0%
Energy - .0%
ION Geophysical (cost $48,000)	8.00	12/15/2025	48,000	[b]	51,146

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 ETF (cost $1,764,361)			8,500	[b]	1,916,750
		1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,110,509)		0.04	15,110,509	[d]	15,110,509

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $8,802,204)	0.01	8,802,204	[d]	8,802,204
Total Investments (cost $459,492,105)		101.6%		659,438,456
Liabilities, Less Cash and Receivables		(1.6%)		(10,633,605)
Net Assets		100.0%		648,804,851

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $67,261,300 and the value of the collateral was $69,894,289, consisting of cash collateral of $8,802,204 and U.S. Government & Agency securities valued at $61,092,085.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	22.7
Financials	18.2
Information Technology	16.3
Consumer Discretionary	10.3
Health Care	9.1
Materials	7.2
Investment Companies	4.0
Consumer Staples	3.6
Energy	3.4
Real Estate	2.9
Communication Services	2.7
Utilities	1.2
101.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/20 ($)	Purchases ($)†	Sales ($)	Value 5/31/21 ($)	Net Assets(%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	6,924,724	179,578,185	(171,392,400)	15,110,509	2.3	6,584
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	9,625,934	63,010,757	(63,834,487)	8,802,204	1.4	92,507††
Total	16,550,658	242,588,942	(235,226,887)	23,912,713	3.7	99,091

† Included reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $67,261,300)—Note 1(c):
Unaffiliated issuers	435,579,392	635,525,743
Affiliated issuers	23,912,713	23,912,713
Receivable for investment securities sold		1,933,519
Receivable for shares of Common Stock subscribed		344,702
Dividends, interest and securities lending income receivable		288,143
Prepaid expenses		41,080
		662,045,900
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		517,880
Liability for securities on loan—Note 1(c)		8,802,204
Payable for investment securities purchased		3,852,344
Payable for shares of Common Stock redeemed		12,827
Directors’ fees and expenses payable		7,897
Other accrued expenses		47,897
		13,241,049
Net Assets ($)		648,804,851
Composition of Net Assets ($):
Paid-in capital		399,842,517
Total distributable earnings (loss)		248,962,334
Net Assets ($)		648,804,851

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,985,363	130,669	21,428,875	625,259,944
Shares Outstanding	66,244	4,952	701,187	20,502,341
Net Asset Value Per Share ($)	29.97	26.39	30.56	30.50

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $450 foreign taxes withheld at source):
Unaffiliated issuers	3,256,327
Affiliated issuers	6,584
Income from securities lending—Note 1(c)	92,507
Total Income	3,355,418
Expenses:
Management fee—Note 3(a)	2,622,174
Professional fees	59,807
Registration fees	33,346
Custodian fees—Note 3(c)	24,626
Directors’ fees and expenses—Note 3(d)	23,375
Chief Compliance Officer fees—Note 3(c)	15,725
Shareholder servicing costs—Note 3(c)	7,466
Loan commitment fees—Note 2	7,429
Prospectus and shareholders’ reports	6,379
Distribution fees—Note 3(b)	485
Miscellaneous	14,283
Total Expenses	2,815,095
Less—reduction in expenses due to undertaking—Note 3(a)	(599)
Net Expenses	2,814,496
Investment Income—Net	540,922
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	58,902,358
Net change in unrealized appreciation (depreciation) on investments	89,392,751
Net Realized and Unrealized Gain (Loss) on Investments	148,295,109
Net Increase in Net Assets Resulting from Operations	148,836,031

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations ($):
Investment income—net	540,922	2,126,368
Net realized gain (loss) on investments	58,902,358	22,619,818
Net change in unrealized appreciation (depreciation) on investments	89,392,751	(3,360,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	148,836,031	21,385,208
Distributions ($):
Distributions to shareholders:
Class A	(62,778)	(22,327)
Class C	(7,152)	(6,338)
Class I	(788,385)	(347,742)
Class Y	(27,376,311)	(13,642,241)
Total Distributions	(28,234,626)	(14,018,648)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	709,195	175,195
Class C	100,000	-
Class I	8,723,759	7,421,325
Class Y	65,911,186	67,966,466
Distributions reinvested:
Class A	62,687	22,065
Class C	6,605	6,160
Class I	608,542	279,227
Class Y	12,863,987	5,611,816
Cost of shares redeemed:
Class A	(89,540)	(334,715)
Class C	(120,675)	(284,260)
Class I	(5,197,171)	(10,260,196)
Class Y	(38,167,205)	(190,954,260)
Increase (Decrease) in Net Assets from Capital Stock Transactions	45,411,370	(120,351,177)
Total Increase (Decrease) in Net Assets	166,012,775	(112,984,617)
Net Assets ($):
Beginning of Period	482,792,076	595,776,693
End of Period	648,804,851	482,792,076

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Capital Share Transactions (Shares):
Class Aa
Shares sold	24,686	9,139
Shares issued for distributions reinvested	2,448	1,033
Shares redeemed	(3,380)	(18,464)
Net Increase (Decrease) in Shares Outstanding	23,754	(8,292)
Class Ca
Shares sold	3,811	-
Shares issued for distributions reinvested	294	323
Shares redeemed	(4,626)	(16,516)
Net Increase (Decrease) in Shares Outstanding	(521)	(16,193)
Class Ib
Shares sold	298,358	370,345
Shares issued for distributions reinvested	23,392	12,980
Shares redeemed	(183,537)	(525,982)
Net Increase (Decrease) in Shares Outstanding	138,213	(142,657)
Class Yb
Shares sold	2,315,010	3,544,829
Shares issued for distributions reinvested	495,982	262,316
Shares redeemed	(1,355,320)	(10,363,216)
Net Increase (Decrease) in Shares Outstanding	1,455,672	(6,556,071)

[a]

During the period ended May 31, 2021, 3,811 Class C shares representing $100,000 were automatically converted to 3,357 Class A shares and during the period ended November 30, 2020, 43 Class C shares representing $574 were automatically converted to 38 Class A shares.

[b]

During the period ended May 31, 2021, 237,106 Class Y shares representing $6,908,666 were exchanged for 236,616 Class I shares and during the period ended November 30, 2020, 317,496 Class Y shares representing $6,477,388 were exchanged for 316,961 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.13	22.15	23.94	26.44	22.72	22.02
Investment Operations:
Investment income (loss)—net[a]	(.02)	.03	.02	(.01)	.00[b]	.09
Net realized and unrealized gain (loss) on investments	7.23	2.39	.86	(.98)	3.79	2.02
Total from Investment Operations	7.21	2.42	.88	(.99)	3.79	2.11
Distributions:
Dividends from investment income—net	(.04)	(.01)	-	-	(.07)	(.11)
Dividends from net realized gain on investments	(1.33)	(.43)	(2.67)	(1.51)	-	(1.30)
Total Distributions	(1.37)	(.44)	(2.67)	(1.51)	(.07)	(1.41)
Net asset value, end of period	29.97	24.13	22.15	23.94	26.44	22.72
Total Return (%)[c]	30.92[d]	11.21	6.07	(3.93)	16.74	10.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34[e]	1.44	1.38	1.35	1.30	1.30
Ratio of net expenses to average net assets	1.30[e]	1.30	1.30	1.30	1.28	1.30
Ratio of net investment income (loss) to average net assets	(.17)[e]	.14	.12	(.05)	.01	.44
Portfolio Turnover Rate	40.98[d]	86.50	57.74	58.85	67.90	66.57
Net Assets, end of period ($ x 1,000)	1,985	1,025	1,125	1,048	1,076	2,862

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	21.44	19.86	21.92	24.51	21.15	20.68
Investment Operations:
Investment (loss)—net[a]	(.11)	(.10)	(.12)	(.19)	(.16)	(.07)
Net realized and unrealized gain (loss) on investments	6.39	2.11	.73	(.89)	3.52	1.90
Total from Investment Operations	6.28	2.01	.61	(1.08)	3.36	1.83
Distributions:
Dividends from investment income—net	-	-	-	-	-	(.06)
Dividends from net realized gain on investments	(1.33)	(.43)	(2.67)	(1.51)	-	(1.30)
Total Distributions	(1.33)	(.43)	(2.67)	(1.51)	-	(1.36)
Net asset value, end of period	26.39	21.44	19.86	21.92	24.51	21.15
Total Return (%)[b]	30.42[c]	10.42	5.28	(4.65)	15.89	9.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.44[d]	2.39	2.12	2.15	2.31	2.33
Ratio of net expenses to average net assets	2.05[d]	2.05	2.05	2.05	2.04	2.05
Ratio of net investment (loss) to average net assets	(.88)[d]	(.55)	(.61)	(.82)	(.74)	(.39)
Portfolio Turnover Rate	40.98[c]	86.50	57.74	58.85	67.90	66.57
Net Assets, end of period ($ x 1,000)	131	117	430	553	179	146

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.60	22.61	24.41	26.90	23.09	22.36
Investment Operations:
Investment income—net[a]	.02	.08	.10	.07	.07	.15
Net realized and unrealized gain (loss) on investments	7.37	2.44	.86	(1.00)	3.87	2.06
Total from Investment Operations	7.39	2.52	.96	(.93)	3.94	2.21
Distributions:
Dividends from investment income—net	(.10)	(.10)	(.09)	(.05)	(.13)	(.18)
Dividends from net realized gain on investments	(1.33)	(.43)	(2.67)	(1.51)	-	(1.30)
Total Distributions	(1.43)	(.53)	(2.76)	(1.56)	(.13)	(1.48)
Net asset value, end of period	30.56	24.60	22.61	24.41	26.90	23.09
Total Return (%)	31.12[b]	11.53	6.40	(3.63)	17.14	11.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[c]	1.03	.99	.97	1.00	.99
Ratio of net expenses to average net assets	1.00[c]	1.03	.99	.97	.98	.99
Ratio of net investment income to average net assets	.14[c]	.41	.45	.27	.29	.75
Portfolio Turnover Rate	40.98[b]	86.50	57.74	58.85	67.90	66.57
Net Assets, end of period ($ x 1,000)	21,429	13,851	15,955	24,890	20,566	16,478

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.56	22.59	24.40	26.88	23.08	22.35
Investment Operations:
Investment income—net[a]	.03	.10	.10	.08	.08	.16
Net realized and unrealized gain (loss) on investments	7.35	2.42	.86	(.99)	3.86	2.06
Total from Investment Operations	7.38	2.52	.96	(.91)	3.94	2.22
Distributions:
Dividends from investment income—net	(.11)	(.12)	(.10)	(.06)	(.14)	(.19)
Dividends from net realized gain on investments	(1.33)	(.43)	(2.67)	(1.51)	-	(1.30)
Total Distributions	(1.44)	(.55)	(2.77)	(1.57)	(.14)	(1.49)
Net asset value, end of period	30.50	24.56	22.59	24.40	26.88	23.08
Total Return (%)	31.14[b]	11.58	6.41	(3.56)	17.15	11.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[c]	.98	.95	.94	.94	.95
Ratio of net expenses to average net assets	.96[c]	.98	.95	.94	.93	.95
Ratio of net investment income to average net assets	.19[c]	.46	.48	.31	.35	.79
Portfolio Turnover Rate	40.98[b]	86.50	57.74	58.85	67.90	66.57
Net Assets, end of period ($ x 1,000)	625,260	467,798	578,267	777,237	942,613	797,087

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Select Managers Small Cap Value Fund (the “fund”) is a separate non-diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser and the fund’s portfolio allocation manager. Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Channing Capital Management, LLC (“Channing”), Eastern Shore Capital Management (“Eastern Shore”), Heartland Advisors, Inc. (“Heartland”) and Rice Hall James & Associates, LLC (“RHJ”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Corporate Bonds	-	51,146	-	51,146
Equity Securities - Common Stocks	633,557,847	-	-	633,557,847
Exchange-Traded Funds	1,916,750	-	-	1,916,750
Investment Companies	23,912,713	-	-	23,912,713

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2021, The Bank of New York Mellon earned $12,305 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was as follows: ordinary income $2,947,411 and long-term capital gains $11,071,237. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2020 through March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 31, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertakings, amounted to $599 during the period ended May 31, 2021.

Pursuant to separate sub-investment advisory agreements between the Adviser and Walthausen, Neuberger Berman, Channing, Eastern Shore, Heartland and RHJ, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. The Adviser pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2021, Class C shares were charged $485 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Class A and Class C shares were charged $1,756 and $162, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $2,746 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $24,626 pursuant to the custody agreement.

During the period ended May 31, 2021, the fund was charged $15,725 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $489,052, Distribution Plan fees of $83, Shareholder Services Plan fees of $425, Custodian fees of $14,424, Chief Compliance Officer fees of $13,104 and transfer agency fees of $934, which are offset against an expense reimbursement currently in effect in the amount of $142.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2021, amounted to $239,814,634 and $228,337,463, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2021, accumulated net unrealized appreciation on investments was $199,946,351, consisting of $205,579,661 gross unrealized appreciation and $5,633,310 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon Select Managers Small Cap Value Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Advisers

Walthausen & Co., LLC

9 Executive Park Drive, Suite B

Clifton Park, NY 12065

Neuberger Berman Investment Advisers, LLC

605 Third Avenue

New York, NY 10158

Channing Capital Management, LLC

10 South LaSalle Street

Suite 2401

Chicago, IL 60633

Eastern Shore Capital Management

18 Sewall Street

Marblehead, MA 01945

Heartland Advisors, Inc.

790 North Water Street, Suite 1200

Milwaukee, WI 53202

Rice Hall James & Associates

600 West Broadway, suite 1000

San Diego, CA 92101

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DMVAX Class C: DMECX Class I: DMVIX Class Y: DMVYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6246SA0521

BNY Mellon U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2020 through May 31, 2021, as provided by Charlie Macquaker, Roy Leckie and Jane Henderson, the three members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2021, the BNY Mellon U.S. Equity Fund’s Class A shares achieved a return of 13.51%, Class C shares returned 13.00%, Class I shares returned 13.67% and Class Y shares returned 13.66%.1 In comparison, the fund’s benchmark, the MSCI USA Index (the “Index”), achieved a return of 16.12% over the same period.2

U.S. equities gained ground during the period, bolstered by supportive central bank policies and economic reopening. The fund trailed the Index for the period, due primarily to stock selection within the materials sector and an underweight to the financials sector.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located in the United States. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad, absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria, and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Market capitalization and sector allocations are a residual of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

COVID-19 and Central Bank Activity Drive Markets

The COVID-19 pandemic and the extraordinary response from policymakers proved the dominant influence on financial markets over the review period. Equities enjoyed a stellar recovery. Globally, monetary policy remained highly accommodative in light of the near-term economic headwinds arising from renewed COVID-19 restrictions and was thus firmly supportive of risk assets. Increased risk appetite that was present during the six months was stoked prior to the start of the period by two developments: first, a relatively benign outcome to the U.S. presidential election; and second, the long-awaited positive news on several of the leading COVID-19 vaccine contenders, which opened the door to the normalization of social and economic activity in 2021. This drove a rotation into value-oriented cyclical sectors. Additional impetus was provided as two long-running political wrangles were settled—the fiscal stimulus bill in the U.S. and the Brexit deal between the European Union and the UK.

With reflation underway and an elevated pace of growth expected in the second half of 2021, investors began to anticipate a dialing back of the exceptional levels of monetary stimulus

2

witnessed since the start of the pandemic, and this contributed to a sharp rise in government-bond yields during the first quarter of 2021. Although concerns around inflation persisted, as did fears around fresh COVID-19 mutations, U.S. equity markets continued to push higher into the end of the review period, supported by the Biden administration’s commitment to fiscal stimulus, corresponding hopes of economic recovery and the advancement of COVID-19 vaccination plans.

Stock Selection Drove Fund Results

The fund’s results compared to the Index stemmed from security selection. A shift in momentum occurred in the markets near the end of 2020. As viable vaccine candidates surfaced, and countries constructed plans to immunize their populations, companies that had benefited from the lockdown began to lag companies that stood to benefit from economic reopening. The six-month reporting period saw strong performance from highly cyclical sectors and those that receive the largest tailwind from increased economic activity. Given this, security selection within the materials sector detracted, as did an underweight to the highly cyclical, financials sector. From an individual stock perspective, health care information technology company Cerner was among the leading detractors. Management fell short on executing its plan for margin improvement during the period. COVID-19 has also led to concerns over the financial strength of hospitals and their ability to invest in their IT infrastructure. We exited the position during the period. Information technology outsourcing company Cognizant Technology Solutions also detracted. The stock price fell in May after the company’s quarterly results announcement. The company has seen significant attrition of its employees, which led to investor concern over its ability to act on future business opportunities.

Conversely, the fund saw positive results stemming from successful security selection within the health care and industrials sectors. From an individual stock perspective, a position in Alphabet yielded some of the most positive results, stemming from continued strength in the company’s core search-engine business. The company also continues to operate a successful cloud-based business. Pharmaceutical company Eli Lilly & Co. was also a leading contributor. The company delivered COVID-19 antibodies during the six months and continues to benefit from FDA trial-successes of its Alzheimer’s drug.

Maintaining a Long-Term Approach

U.S. equities have traveled a long way in the last twelve months, reflecting the strong recovery in the economy and corporate earnings. While markets may continue to celebrate U.S. economic resurgence and the gradual pickup of growth elsewhere in the world, the prospect of an eventually less-benign monetary environment may weigh more heavily on investors’ minds. Balance-sheet rigor and the robustness of business models, key components of our investment criteria, will come under greater scrutiny in a potentially higher interest-rate and higher cost environment. The pandemic has induced some supply-and-demand distortions and mismatches, and it remains to be seen how much of the current pressure on prices will endure, although economic buoyancy makes it easier for companies to pass on prices, or at least for those that have pricing power. But rather than deliberate over macroeconomic guesswork, our time is spent analyzing and talking to companies as they meet the challenges and opportunities that lie ahead. The portfolio is characterized by financially strong, market-leading businesses that have shown the ability to adapt to the ups

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

and downs of economic cycles, and which remain well-positioned to generate strong earnings growth over our lengthy investment time horizon.

June 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon U.S. Equity Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.12	$10.09	$4.37	$4.21
Ending value (after expenses)	$1,135.10	$1,130.00	$1,136.70	$1,136.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.79	$9.55	$4.13	$3.98
Ending value (after expenses)	$1,019.20	$1,015.46	$1,020.84	$1,020.99
†

Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .82% for Class I and .79% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Capital Goods - 6.1%
Fastenal	300,400		15,933,216
Hexcel	254,900	[a]	15,156,354
The Toro Company	124,200		13,797,378
			44,886,948
Consumer Durables & Apparel - 2.2%
NIKE, Cl. B	118,200		16,129,572
Consumer Services - 4.2%
Booking Holdings	6,800	[a]	16,058,540
McDonald's	64,300		15,039,127
			31,097,667
Diversified Financials - 3.1%
Intercontinental Exchange	136,900		15,453,272
Moody's	22,300		7,478,305
			22,931,577
Food & Staples Retailing - 1.0%
Costco Wholesale	19,100		7,224,957
Health Care Equipment & Services - 11.1%
Edwards Lifesciences	204,400	[a]	19,601,960
Henry Schein	182,100	[a]	13,846,884
Intuitive Surgical	22,100	[a]	18,612,178
ResMed	72,400		14,903,540
Stryker	59,500		15,188,565
			82,153,127
Household & Personal Products - 4.0%
Colgate-Palmolive	133,100		11,151,118
The Estee Lauder Companies, Cl. A	59,400		18,207,288
			29,358,406
Materials - 6.5%
Ecolab	69,600		14,969,568
FMC	128,600		15,006,334
Linde	59,200		17,795,520
			47,771,422
Media & Entertainment - 5.5%
Alphabet, Cl. C	11,206	[a]	27,023,942
The Walt Disney Company	75,800	[a]	13,541,670
			40,565,612
Pharmaceuticals Biotechnology & Life Sciences - 9.9%
Eli Lilly & Co.	71,200		14,221,488
Illumina	23,600	[a]	9,573,104
Johnson & Johnson	92,500		15,655,625
Mettler-Toledo International	11,400	[a]	14,830,830

6

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.9% (continued)
Waters	57,400	[a]	18,497,150
			72,778,197
Retailing - 6.0%
Dollar General	74,300		15,079,928
O'Reilly Automotive	26,100	[a]	13,966,632
The TJX Companies	224,300		15,149,222
			44,195,782
Semiconductors & Semiconductor Equipment - 2.4%
Texas Instruments	93,700		17,786,134
Software & Services - 23.5%
Adobe	43,100	[a]	21,747,398
Ansys	37,700	[a]	12,740,338
Automatic Data Processing	77,100		15,113,142
Cognizant Technology Solutions, Cl. A	140,900		10,082,804
Fortinet	46,000	[a]	10,052,840
Jack Henry & Associates	84,100		12,964,015
Manhattan Associates	111,500	[a]	15,161,770
Mastercard, Cl. A	58,400		21,057,872
Microsoft	109,200		27,265,056
Oracle	158,200		12,456,668
Paychex	149,700		15,140,658
			173,782,561
Technology Hardware & Equipment - 11.1%
Amphenol, Cl. A	305,600		20,554,656
Cisco Systems	324,400		17,160,760
Cognex	187,100		14,853,869
IPG Photonics	63,600	[a]	13,308,936
TE Connectivity	119,600		16,227,328
			82,105,549
Transportation - 2.0%
Expeditors International of Washington	115,400		14,504,626
Total Common Stocks (cost $296,843,537)			727,272,137

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,612,218)	0.04	10,612,218	[b]	10,612,218
Total Investments (cost $307,455,755)		100.0%		737,884,355
Cash and Receivables (Net)		.0%		147,471
Net Assets		100.0%		738,031,826

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	37.1
Health Care	21.0
Consumer Discretionary	12.4
Industrials	8.0
Materials	6.5
Communication Services	5.5
Consumer Staples	5.0
Financials	3.1
Investment Companies	1.4
100.0

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/20($)	Purchases($)†	Sales($)	Value 5/31/21($)	Net Assets(%)	Dividend/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	10,968,818	99,481,023	(99,837,623)	10,612,218	1.4	2,948

† Includes reinvested dividends/distributions.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	296,843,537	727,272,137
Affiliated issuers	10,612,218	10,612,218
Dividends receivable		643,952
Receivable for shares of Common Stock subscribed		333,350
Prepaid expenses		51,095
		738,912,752
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		480,993
Payable for shares of Common Stock redeemed		339,567
Directors’ fees and expenses payable		9,957
Other accrued expenses		50,409
		880,926
Net Assets ($)		738,031,826
Composition of Net Assets ($):
Paid-in capital		257,863,742
Total distributable earnings (loss)		480,168,084
Net Assets ($)		738,031,826

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,947,152	32,269	28,595,224	707,457,181
Shares Outstanding	73,075	1,328.33	1,067,996	26,444,204
Net Asset Value Per Share ($)	26.65	24.29	26.77	26.75

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,184,415
Affiliated issuers	2,948
Income from securities lending—Note 1(b)	7,623
Total Income	4,194,986
Expenses:
Management fee—Note 3(a)	2,792,550
Professional fees	51,548
Registration fees	34,349
Directors’ fees and expenses—Note 3(d)	28,986
Loan commitment fees—Note 2	11,162
Chief Compliance Officer fees—Note 3(c)	7,862
Shareholder servicing costs—Note 3(c)	7,339
Prospectus and shareholders’ reports	6,743
Custodian fees—Note 3(c)	5,946
Distribution fees—Note 3(b)	176
Miscellaneous	12,442
Total Expenses	2,959,103
Less—reduction in expenses due to undertaking—Note 3(a)	(129)
Net Expenses	2,958,974
Investment Income—Net	1,236,012
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	49,511,389
Net change in unrealized appreciation (depreciation) on investments	44,653,225
Net Realized and Unrealized Gain (Loss) on Investments	94,164,614
Net Increase in Net Assets Resulting from Operations	95,400,626

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations ($):
Investment income—net	1,236,012	2,509,175
Net realized gain (loss) on investments	49,511,389	7,695,251
Net change in unrealized appreciation (depreciation) on investments	44,653,225	106,022,662
Net Increase (Decrease) in Net Assets Resulting from Operations	95,400,626	116,227,088
Distributions ($):
Distributions to shareholders:
Class A	(23,045)	(20,417)
Class C	(1,102)	(989)
Class I	(342,545)	(372,091)
Class Y	(10,227,644)	(8,875,901)
Total Distributions	(10,594,336)	(9,269,398)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	440,297	409,770
Class C	4,230	42
Class I	5,578,080	15,259,360
Class Y	27,249,197	204,938,534
Distributions reinvested:
Class A	17,544	19,712
Class C	973	849
Class I	294,756	310,164
Class Y	4,006,640	3,663,746
Cost of shares redeemed:
Class A	(446,720)	(415,435)
Class C	(85,243)	(27,361)
Class I	(4,854,240)	(19,364,786)
Class Y	(130,733,138)	(208,050,126)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(98,527,624)	(3,255,531)
Total Increase (Decrease) in Net Assets	(13,721,334)	103,702,159
Net Assets ($):
Beginning of Period	751,753,160	648,051,001
End of Period	738,031,826	751,753,160

12

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Capital Share Transactions (Shares):
Class A
Shares sold	17,971	19,732
Shares issued for distributions reinvested	730	934
Shares redeemed	(18,043)	(22,098)
Net Increase (Decrease) in Shares Outstanding	658	(1,432)
Class C
Shares sold	191	2
Shares issued for distributions reinvested	44	44
Shares redeemed	(3,849)	(1,430)
Net Increase (Decrease) in Shares Outstanding	(3,614)	(1,384)
Class Ia
Shares sold	222,171	736,612
Shares issued for distributions reinvested	12,254	14,665
Shares redeemed	(192,492)	(994,367)
Net Increase (Decrease) in Shares Outstanding	41,933	(243,090)
Class Ya
Shares sold	1,084,191	10,960,229
Shares issued for distributions reinvested	166,720	173,309
Shares redeemed	(5,197,343)	(10,353,806)
Net Increase (Decrease) in Shares Outstanding	(3,946,432)	779,732

[a]

During the period ended May 31, 2021, 208,096 Class Y shares representing $5,213,051 were exchanged for 207,920 Class I shares and during the period ended November 30, 20120, 694,371 Class Y shares representing $14,409,288 were exchanged for 693,927 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	23.75	20.85	20.44	20.85	18.29	19.77
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	.00[b]	.04	.03	.06	.08
Net realized and unrealized gain (loss) on investments	3.18	3.16	2.30	1.77	4.00	1.18
Total from Investment Operations	3.18	3.16	2.34	1.80	4.06	1.26
Distributions:
Dividends from investment income—net	(.03)	(.07)	(.03)	(.04)	(.10)	(.11)
Dividends from net realized gain on investments	(.25)	(.19)	(1.90)	(2.17)	(1.40)	(2.63)
Total Distributions	(.28)	(.26)	(1.93)	(2.21)	(1.50)	(2.74)
Net asset value, end of period	26.65	23.75	20.85	20.44	20.85	18.29
Total Return (%)[c]	13.51[d]	15.28	13.77	9.49	24.07	7.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[e]	1.17	1.20	1.25	1.20	1.17
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income (loss) to average net assets	(.02)[e]	.02	.20	.17	.31	.46
Portfolio Turnover Rate	4.99[d]	11.94	14.11	17.14	13.28	5.31
Net Assets, end of period ($ x 1,000)	1,947	1,720	1,540	787	842	1,775

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not Annualized.

e Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	21.74	19.18	19.07	19.70	17.38	18.94
Investment Operations:
Investment (loss)—net[a]	(.06)	(.14)	(.10)	(.11)	(.08)	(.05)
Net realized and unrealized gain (loss) on investments	2.86	2.89	2.11	1.65	3.80	1.12
Total from Investment Operations	2.80	2.75	2.01	1.54	3.72	1.07
Distributions:
Dividends from net realized gain on investments	(.25)	(.19)	(1.90)	(2.17)	(1.40)	(2.63)
Net asset value, end of period	24.29	21.74	19.18	19.07	19.70	17.38
Total Return (%)[b]	13.00[c]	14.44	12.92	8.69	23.11	7.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.46[d]	2.35	2.40	2.35	2.16	2.11
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss) to average net assets	(.57)[d]	(.72)	(.56)	(.57)	(.43)	(.29)
Portfolio Turnover Rate	4.99[c]	11.94	14.11	17.14	13.28	5.31
Net Assets, end of period ($ x 1,000)	32	107	121	86	138	266

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not Annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	23.89	20.94	20.54	20.96	18.37	19.88
Investment Operations:
Investment income—net[a]	.04	.08	.10	.10	.12	.14
Net realized and unrealized gain (loss) on investments	3.18	3.17	2.31	1.77	4.02	1.17
Total from Investment Operations	3.22	3.25	2.41	1.87	4.14	1.31
Distributions:
Dividends from investment income—net	(.09)	(.11)	(.11)	(.12)	(.15)	(.19)
Dividends from net realized gain on investments	(.25)	(.19)	(1.90)	(2.17)	(1.40)	(2.63)
Total Distributions	(.34)	(.30)	(2.01)	(2.29)	(1.55)	(2.82)
Net asset value, end of period	26.77	23.89	20.94	20.54	20.96	18.37
Total Return (%)	13.67[b]	15.71	14.17	9.85	24.46	8.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[c]	.82	.82	.82	.83	.83
Ratio of net expenses to average net assets	.82[c]	.82	.82	.82	.83	.83
Ratio of net investment income to average net assets	.30[c]	.36	.53	.51	.61	.80
Portfolio Turnover Rate	4.99[b]	11.94	14.11	17.14	13.28	5.31
Net Assets, end of period ($ x 1,000)	28,595	24,508	26,577	22,755	20,963	16,824

a Based on average shares outstanding.

b Not Annualized.

c Annualized.

See notes to financial statements.

16

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	23.87	20.93	20.54	20.96	18.37	19.88
Investment Operations:
Investment income—net[a]	.04	.08	.11	.11	.12	.14
Net realized and unrealized gain (loss) on investments	3.18	3.17	2.29	1.77	4.02	1.17
Total from Investment Operations	3.22	3.25	2.40	1.88	4.14	1.31
Distributions:
Dividends from investment income—net	(.09)	(.12)	(.11)	(.13)	(.15)	(.19)
Dividends from net realized gain on investments	(.25)	(.19)	(1.90)	(2.17)	(1.40)	(2.63)
Total Distributions	(.34)	(.31)	(2.01)	(2.30)	(1.55)	(2.82)
Net asset value, end of period	26.75	23.87	20.93	20.54	20.96	18.37
Total Return (%)	13.66[b]	15.69	14.15	9.88	24.51	8.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.80	.80	.80	.80	.80
Ratio of net expenses to average net assets	.79[c]	.80	.80	.80	.80	.80
Ratio of net investment income to average net assets	.33[c]	.37	.55	.53	.64	.81
Portfolio Turnover Rate	4.99[b]	11.94	14.11	17.14	13.28	5.31
Net Assets, end of period ($ x 1,000)	707,457	725,418	619,812	534,230	527,263	486,044

a Based on average shares outstanding.

b Not Annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon U.S. Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

18

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company's Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

20

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	727,272,137	-	-	727,272,137
Investment Companies	10,612,218	-	-	10,612,218

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2021, The Bank of New York Mellon earned $990 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

22

expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was as follows: ordinary income $3,562,200 and long-term capital gains $5,707,198. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2020 through March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 31, 2022, the Adviser may terminate

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $129 during the period ended May 31, 2021.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended May 31, 2021, the Distributor retained $17 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2021, Class C shares were charged $176 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Class A and Class C shares were charged $2,504 and $59, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits,

24

if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $2,368 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $5,946 pursuant to the custody agreement.

During the period ended May 31, 2021, the fund was charged $7,862 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $468,839, Distribution Plan fees of $21, Shareholder Services Plan fees of $415, custodian fees of $4,385, Chief Compliance Officer fees of $6,552 and transfer agency fees of $814, which are offset against an expense reimbursement currently in effect in the amount of $33.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2021, amounted to $36,377,430 and $143,307,392, respectively.

At May 31, 2021, accumulated net unrealized appreciation on investments was $430,428,600, consisting of $430,555,944 gross unrealized appreciation and $127,344 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon U.S. Equity Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DPUAX Class C: DPUCX Class I: DPUIX Class Y: DPUYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6011SA0521

BNY Mellon Global Stock Fund

SEMIANNUAL REPORT May 31, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2020 through May 31, 2021, as provided by Charlie Macquaker, Roy Leckie and Jane Henderson, the three members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2021, the BNY Mellon Global Stock Fund’s Class A shares achieved a total return of 11.96%, Class C shares returned 11.52%, Class I shares returned 12.14% and Class Y shares returned 12.13%.1 For the same period, the fund’s benchmark, the MSCI World Index (the “Index”), achieved a total return of 16.25%.2

Global equities gained ground during the period, bolstered by supportive central bank policies and economic reopening. An underweight to the financials sector, as well as stock selection within the industrials sector, contributed to the fund underperforming the Index.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund’s investments will be focused on companies located in developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad, absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria, and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are the result of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

COVID-19 and Central Bank Activity Drive Markets

The COVID-19 pandemic and the extraordinary response from policymakers proved the dominant influence on financial markets over the review period. Equities enjoyed a stellar recovery. Globally, monetary policy remained highly accommodative in light of the near-term economic headwinds arising from renewed COVID-19 restrictions and was thus firmly supportive of risk assets. Increased risk appetite that was present during the six months was stoked prior to the start of the period by two developments: first, a relatively benign outcome to the U.S. presidential election; and second, the long-awaited positive news on several of the leading COVID-19 vaccine contenders, which opened the door to the normalization of social and economic activity in 2021. This drove a rotation into value-oriented cyclical sectors. Additional impetus was provided as two long-running political wrangles were settled—the fiscal stimulus bill in the U.S. and the Brexit deal between the European Union and the UK.

With reflation underway and an elevated pace of growth expected in the second half of 2021, investors began to anticipate a dialing back of the exceptional levels of monetary stimulus witnessed since the start of the pandemic, and this contributed to a sharp rise in government-bond yields during the first quarter of 2021. Although concerns around inflation persisted, as did fears around fresh COVID-19 mutations, U.S. equity markets continued to push higher into the

2

end of the review period, supported by the Biden administration’s commitment to fiscal stimulus, corresponding hopes of economic recovery and the advancement of COVID-19 vaccination plans.

Stock Selection Drove Fund Results

The fund’s results compared to the Index stemmed from security selection. A shift in momentum occurred in the markets near the end of 2020. As viable vaccine candidates surfaced, and countries constructed plans to immunize their populations, companies that had benefited from the lockdown began to lag companies that stood to benefit from economic reopening. The six-month reporting period saw strong performance from highly cyclical sectors and those that receive the largest tailwind from increased economic activity. Given this, the fund’s stock choices within the industrials sector detracted most. An underweight to the highly cyclical, financials sector also provided a headwind to results. From an individual stock perspective, health care information technology company Cerner was among the leading detractors. Management fell short on executing its plan for margin improvement during the period. COVID-19 has also led to concerns over the financial strength of hospitals and their ability to invest in their IT infrastructure. We exited the position during the period. Industrial automation company Keyence also weighed on results during the six months, as they faced headwinds given the rotation into value stocks. Information technology outsourcing company Cognizant Technology Solutions also detracted. The stock price fell in May after the company’s quarterly results announcement. The company has seen significant attrition of its employees, which led to investor concern over its ability to act on future business opportunities.

Conversely, stock selection within the communication services and consumer discretionary sectors contributed to relative returns. The top individual contributors included Taiwan Semiconductor Manufacturing. Demand for semiconductors continues to soar, pushing up revenues for these companies. LVMH Moet Hennessy Louis Vuitton was also among the leading contributors to returns. Consumer spending was strong during the period, given rising consumer confidence and improving economic data. This supported demand for LVMH’s products, particularly among emerging-market consumers.

Maintaining a Long-Term Approach

Economic and earnings recovery is gathering momentum across most countries, and with a few exceptions, governments and central banks are sticking to their stimulus agendas, with Europe and Japan, in particular, conscious of the continued need to promote growth. While this might represent a recipe for further equity price gains, the magnitude of the rise in markets since the slump of last March suggests that investors have, to varying degrees, discounted the near-term recovery in corporate profits. While producer and consumer price inflation has been picking up, it is likely that some of this has been due to the dislocations and disruptions caused by the pandemic. However, as economies recover and should inflation remain elevated, the novel specter of central bank tightening will loom larger in investors’ minds. This may induce bouts of volatility as markets eventually encounter a less-benign monetary environment. Furthermore, should some of the cost pressures that companies are currently experiencing endure, corporate profitability may be tested, although such increases may be passed through to consumers in an improving economic environment, or at least by companies that have pricing power.

Over the course of the downturn, we have been pleased by the way the companies in the portfolio have shown resilience and adapted to challenging conditions. Some have benefited from growth trends that have been accelerated by the pandemic, while others are well positioned for the broadening economic rebound. They are financially strong, market-leading businesses that

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

have typically demonstrated good cost control and pricing power, and whose management teams are adept at navigating the challenges and opportunities brought about by cyclical swings. We retain our confidence in their ability to deliver strong returns to investors over the long term, whatever the economic and market ebbs and flows that may lie ahead.

June 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI World Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks, as these companies are less established and have more volatile earnings.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Stock Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.39	$10.39	$4.92	$4.71
Ending value (after expenses)	$1,119.60	$1,115.20	$1,121.40	$1,121.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.09	$9.90	$4.68	$4.48
Ending value (after expenses)	$1,018.90	$1,015.11	$1,020.29	$1,020.49
†

Expenses are equal to the fund’s annualized expense ratio of 1.21% for Class A, 1.97% for Class C, .93% for Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2021 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.6%
Australia - 1.7%
CSL	115,300	25,795,249
Canada - 3.2%
Alimentation Couche-Tard, Cl. B	874,700	31,547,270
Canadian National Railway	134,200	14,941,352
		46,488,622
Denmark - 2.3%
Novo Nordisk, Cl. B	436,800	34,474,409
Finland - 1.3%
Kone, Cl. B	235,400	18,986,051
France - 4.8%
L'Oreal	76,600	34,402,855
LVMH	46,000	36,573,744
		70,976,599
Hong Kong - 4.9%
AIA Group	3,262,800	41,705,184
CLP Holdings	1,301,000	13,218,035
Jardine Matheson Holdings	264,500	17,155,470
		72,078,689
Ireland - 1.9%
Experian	714,500	27,407,952
Japan - 9.1%
FANUC	119,200	28,542,450
Keyence	105,328	51,659,483
Shin-Etsu Chemical	177,700	30,505,153
SMC	37,000	22,071,653
		132,778,739
Spain - 2.3%
Industria de Diseno Textil	865,000	33,427,381
Switzerland - 6.9%
Nestle	215,100	26,472,007
Novartis	245,700	21,557,136
Roche Holding	80,300	27,915,297
SGS	7,900	24,617,788
		100,562,228
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing, ADR	434,300	50,969,448
United Kingdom - 5.5%
Compass Group	1,018,000	23,237,914
Linde	110,400	33,186,240

6

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
United Kingdom - 5.5% (continued)
Reckitt Benckiser Group	267,400		24,165,332
			80,589,486
United States - 51.2%
Adobe	61,300	[a]	30,930,754
Alphabet, Cl. C	15,897	[a]	38,336,569
Amphenol, Cl. A	497,600		33,468,576
Automatic Data Processing	156,300		30,637,926
Booking Holdings	11,510	[a]	27,181,441
Cisco Systems	576,000		30,470,400
Cognizant Technology Solutions, Cl. A	396,100		28,344,916
Colgate-Palmolive	310,400		26,005,312
Edwards Lifesciences	323,100	[a]	30,985,290
Fastenal	544,600		28,885,584
Fortinet	89,400	[a]	19,537,476
Illumina	50,500	[a]	20,484,820
Intuitive Surgical	41,500	[a]	34,950,470
IPG Photonics	78,700	[a]	16,468,762
Johnson & Johnson	164,700		27,875,475
Mastercard, Cl. A	124,000		44,711,920
Microsoft	198,600		49,586,448
NIKE, Cl. B	231,000		31,522,260
Oracle	388,200		30,566,868
Paychex	148,100		14,978,834
Stryker	113,000		28,845,510
Texas Instruments	176,100		33,427,302
The TJX Companies	440,000		29,717,600
The Walt Disney Company	171,600	[a]	30,656,340
Waters	96,100	[a]	30,968,225
			749,545,078
Total Common Stocks (cost $546,286,871)			1,444,079,931

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,570,042)	0.04	15,570,042	[b]	15,570,042
Total Investments (cost $561,856,913)		99.7%		1,459,649,973
Cash and Receivables (Net)		.3%		5,082,065
Net Assets		100.0%		1,464,732,038

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	17.0
Pharmaceuticals Biotechnology & Life Sciences	12.9
Technology Hardware & Equipment	9.0
Capital Goods	7.9
Health Care Equipment & Services	6.5
Household & Personal Products	5.8
Semiconductors & Semiconductor Equipment	5.8
Media & Entertainment	4.7
Consumer Durables & Apparel	4.7
Materials	4.3
Retailing	4.3
Commercial & Professional Services	3.6
Consumer Services	3.4
Insurance	2.8
Food & Staples Retailing	2.2
Food, Beverage & Tobacco	1.8
Investment Companies	1.1
Transportation	1.0
Utilities	.9
99.7

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/20($)	Purchases($)†	Sales($)	Value 5/31/21($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	16,828,237	150,732,776	(151,990,971)	15,570,042	1.1	7,306

† Includes reinvested dividends/distributions.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	546,286,871	1,444,079,931
Affiliated issuers	15,570,042	15,570,042
Tax reclaim receivable—Note 1(b)		2,778,175
Receivable for shares of Common Stock subscribed		2,130,860
Dividends and securities lending income receivable		2,005,434
Prepaid expenses		48,369
		1,466,612,811
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,112,222
Payable for shares of Common Stock redeemed		601,688
Directors’ fees and expenses payable		24,583
Other accrued expenses		142,280
		1,880,773
Net Assets ($)		1,464,732,038
Composition of Net Assets ($):
Paid-in capital		509,797,767
Total distributable earnings (loss)		954,934,271
Net Assets ($)		1,464,732,038

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	45,742,082	4,722,993	1,086,506,555	327,760,408
Shares Outstanding	1,678,625	180,957	39,188,849	11,842,482
Net Asset Value Per Share ($)	27.25	26.10	27.72	27.68

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,100,399 foreign taxes withheld at source):
Unaffiliated issuers	11,475,110
Affiliated issuers	7,306
Income from securities lending—Note 1(c)	1,436
Total Income	11,483,852
Expenses:
Management fee—Note 3(a)	6,132,093
Shareholder servicing costs—Note 3(c)	337,947
Professional fees	60,736
Directors’ fees and expenses—Note 3(d)	55,742
Registration fees	43,049
Custodian fees—Note 3(c)	32,804
Distribution fees—Note 3(b)	22,672
Loan commitment fees—Note 2	20,347
Prospectus and shareholders’ reports	17,402
Chief Compliance Officer fees—Note 3(c)	7,862
Miscellaneous	21,350
Total Expenses	6,752,004
Investment Income—Net	4,731,848
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	53,058,732
Net realized gain (loss) on forward foreign currency exchange contracts	(5,615)
Net Realized Gain (Loss)	53,053,117
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	106,840,245
Net Realized and Unrealized Gain (Loss) on Investments	159,893,362
Net Increase in Net Assets Resulting from Operations	164,625,210

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations ($):
Investment income—net	4,731,848	7,032,502
Net realized gain (loss) on investments	53,053,117	72,310,840
Net change in unrealized appreciation (depreciation) on investments	106,840,245	129,553,859
Net Increase (Decrease) in Net Assets Resulting from Operations	164,625,210	208,897,201
Distributions ($):
Distributions to shareholders:
Class A	(2,168,361)	(1,732,199)
Class C	(430,557)	(505,995)
Class I	(58,199,516)	(47,741,113)
Class Y	(19,314,782)	(20,130,902)
Total Distributions	(80,113,216)	(70,110,209)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,943,834	7,914,008
Class C	236,753	728,080
Class I	80,911,960	192,319,417
Class Y	7,973,355	51,753,770
Distributions reinvested:
Class A	1,974,862	1,567,224
Class C	403,712	438,484
Class I	54,658,318	45,792,622
Class Y	9,350,319	11,356,963
Cost of shares redeemed:
Class A	(4,680,591)	(10,371,478)
Class C	(4,294,882)	(4,832,346)
Class I	(138,632,631)	(288,857,628)
Class Y	(46,572,896)	(146,256,945)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(31,727,887)	(138,447,829)
Total Increase (Decrease) in Net Assets	52,784,107	339,163
Net Assets ($):
Beginning of Period	1,411,947,931	1,411,608,768
End of Period	1,464,732,038	1,411,947,931

12

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	269,853	348,709
Shares issued for distributions reinvested	79,793	68,980
Shares redeemed	(179,317)	(465,455)
Net Increase (Decrease) in Shares Outstanding	170,329	(47,766)
Class Ca,b
Shares sold	9,636	33,765
Shares issued for distributions reinvested	16,970	19,949
Shares redeemed	(173,743)	(231,461)
Net Increase (Decrease) in Shares Outstanding	(147,137)	(177,747)
Class Ia
Shares sold	3,074,148	8,725,221
Shares issued for distributions reinvested	2,173,293	1,985,803
Shares redeemed	(5,264,777)	(12,699,259)
Net Increase (Decrease) in Shares Outstanding	(17,336)	(1,988,235)
Class Ya
Shares sold	302,953	2,423,472
Shares issued for distributions reinvested	372,523	493,352
Shares redeemed	(1,754,175)	(7,037,762)
Net Increase (Decrease) in Shares Outstanding	(1,078,699)	(4,120,938)

[a]

During the period ended May 31, 2021, 130,641 Class Y shares representing $3,441,459 were exchanged for 130,413 Class I shares. During the period ended November 30, 2020, 4,073 Class A shares representing $92,020 were exchanged for 4,008 Class I shares, 436,841 Class Y shares representing $9,954,167 were exchanged for 436,147 Class I shares and 121 Class C shares representing $2,697 were exchanged for 115 Class I shares.

[b]

During the period ended May 31, 2021, 5,638 Class C shares representing $138,532 were automatically converted to 5,413 Class A shares and during the period ended November 30, 2020, 4,098 Class C shares representing $84,772 were automatically converted to 3,951 Class A shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	25.74	23.07	21.08	21.53	17.51	18.66
Investment Operations:
Investment income—net[a]	.05	.06	.10	.11	.11	.11
Net realized and unrealized gain (loss) on investments	2.89	3.71	3.17	1.02	4.06	.42
Total from Investment Operations	2.94	3.77	3.27	1.13	4.17	.53
Distributions:
Dividends from investment income—net	(.08)	(.10)	(.12)	(.15)	(.09)	(.19)
Dividends from net realized gain on investments	(1.35)	(1.00)	(1.16)	(1.43)	(.06)	(1.49)
Total Distributions	(1.43)	(1.10)	(1.28)	(1.58)	(.15)	(1.68)
Net asset value, end of period	27.25	25.74	23.07	21.08	21.53	17.51
Total Return (%)[b]	11.96[c]	17.00	17.04	5.61	24.04	3.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[d]	1.23	1.21	1.20	1.22	1.22
Ratio of net investment income to average net assets	.41[d]	.27	.46	.52	.60	.63
Portfolio Turnover Rate	3.96[c]	4.13	6.62	8.15	6.50	11.79
Net Assets, end of period ($ x 1,000)	45,742	38,828	35,891	29,369	25,477	34,844

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.73	22.26	20.41	20.89	17.03	18.18
Investment Operations:
Investment (loss)—net[a]	(.06)	(.10)	(.05)	(.05)	(.02)	(.02)
Net realized and unrealized gain (loss) on investments	2.78	3.57	3.06	1.00	3.94	.40
Total from Investment Operations	2.72	3.47	3.01	.95	3.92	.38
Distributions:
Dividends from investment income—net	-	-	-	-	-	(.04)
Dividends from net realized gain on investments	(1.35)	(1.00)	(1.16)	(1.43)	(.06)	(1.49)
Total Distributions	(1.35)	(1.00)	(1.16)	(1.43)	(.06)	(1.53)
Net asset value, end of period	26.10	24.73	22.26	20.41	20.89	17.03
Total Return (%)[b]	11.52[c]	16.15	16.12	4.85	23.11	2.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[d]	1.98	1.96	1.97	1.99	1.99
Ratio of net investment (loss) to average net assets	(.51)[d]	(.45)	(.25)	(.22)	(.10)	(.13)
Portfolio Turnover Rate	3.96[c]	4.13	6.62	8.15	6.50	11.79
Net Assets, end of period ($ x 1,000)	4,723	8,114	11,260	11,008	13,132	13,258

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	26.19	23.44	21.41	21.83	17.76	18.92
Investment Operations:
Investment income—net[a]	.09	.12	.15	.17	.18	.16
Net realized and unrealized gain (loss) on investments	2.93	3.78	3.21	1.04	4.10	.43
Total from Investment Operations	3.02	3.90	3.36	1.21	4.28	.59
Distributions:
Dividends from investment income—net	(.14)	(.15)	(.17)	(.20)	(.15)	(.26)
Dividends from net realized gain on investments	(1.35)	(1.00)	(1.16)	(1.43)	(.06)	(1.49)
Total Distributions	(1.49)	(1.15)	(1.33)	(1.63)	(.21)	(1.75)
Net asset value, end of period	27.72	26.19	23.44	21.41	21.83	17.76
Total Return (%)	12.14[b]	17.32	17.32	5.89	24.40	3.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.96	.97	.94	.98	.91
Ratio of net investment income to average net assets	.66[c]	.53	.71	.78	.92	.93
Portfolio Turnover Rate	3.96[b]	4.13	6.62	8.15	6.50	11.79
Net Assets, end of period ($ x 1,000)	1,086,507	1,026,985	965,481	858,817	901,556	915,049

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

Six Months Ended
	May 31, 2021	Year Ended November 30,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	26.16	23.41	21.38	21.81	17.74	18.90
Investment Operations:
Investment income—net[a]	.09	.14	.17	.18	.19	.17
Net realized and unrealized gain (loss) on investments	2.93	3.78	3.20	1.04	4.10	.42
Total from Investment Operations	3.02	3.92	3.37	1.22	4.29	.59
Distributions:
Dividends from investment income—net	(.15)	(.17)	(.18)	(.22)	(.16)	(.26)
Dividends from net realized gain on investments	(1.35)	(1.00)	(1.16)	(1.43)	(.06)	(1.49)
Total Distributions	(1.50)	(1.17)	(1.34)	(1.65)	(.22)	(1.75)
Net asset value, end of period	27.68	26.16	23.41	21.38	21.81	17.74
Total Return (%)	12.13[b]	17.43	17.36	5.98	24.47	3.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.89	.89	.89	.90	.89
Ratio of net investment income to average net assets	.70[c]	.62	.80	.85	.99	.95
Portfolio Turnover Rate	3.96[b]	4.13	6.62	8.15	6.50	11.79
Net Assets, end of period ($ x 1,000)	327,760	338,021	398,977	358,526	355,729	304,547

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

18

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

20

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	1,444,079,931	-	-	1,444,079,931
Investment Companies	15,570,042	-	-	15,570,042

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2021, The Bank of New York Mellon earned $175 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain

22

events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was as follows: ordinary income $9,789,271 and long-term capital gains $60,320,938. The tax character of current year distributions will be determined at the end of the current fiscal year.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2021, the Distributor retained $1,816 from commissions earned on sales of the fund’s Class A shares and $85 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2021, Class C shares were charged $22,672 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may

24

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Class A and Class C shares were charged $54,613 and $7,558, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $10,819 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $32,804 pursuant to the custody agreement.

During the period ended May 31, 2021, the fund was charged $7,862 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $1,051,241, Distribution Plan fees of $2,999, Shareholder Services

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Plan fees of $10,757, custodian fees of $37,093, Chief Compliance Officer fees of $6,552 and transfer agency fees of $3,580.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended May 31, 2021, amounted to $55,854,799 and $163,406,322, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also

26

exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At May 31, 2021, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2021:

Average Market Value ($)
Forward contracts	80,695

At May 31, 2021, accumulated net unrealized appreciation on investments was $897,793,060, consisting of gross unrealized appreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

28

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29

For More Information

BNY Mellon Global Stock Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited

One Charlotte Square

Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DGLAX Class C: DGLCX Class I: DGLRX Class Y: DGLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6159SA0521

BNY Mellon International Stock Fund

SEMIANNUAL REPORT May 31, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2020 through May 31, 2021, as provided by Charlie Macquaker, Roy Leckie and Jane Henderson, the three members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2021 the BNY Mellon International Stock Fund’s Class A shares achieved a total return of 9.62%, Class C shares returned 9.29%, Class I shares returned 9.84% and Class Y shares returned 9.85%.1 In comparison, the fund’s benchmark index, the MSCI EAFE Index (the “Index”), achieved a return of 15.55% for the same period.2

International equities gained ground during the period, bolstered by supportive central bank policies and economic reopening. The fund underperformed the Index, largely due to stock selection within the industrials and materials sectors. An underweight to financials also detracted.

The Fund’s Investment Approach

The fund seeks long-term total returns. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund normally invests primarily in foreign companies located in developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad, absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria, and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are results of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

COVID-19 and Central Bank Activity Drive Markets

The COVID-19 pandemic and the extraordinary response from policymakers proved the dominant influence on financial markets over the review period. Equities enjoyed a stellar recovery. Globally, monetary policy remained highly accommodative in light of the near-term economic headwinds arising from renewed COVID-19 restrictions and was thus firmly supportive of risk assets. Increased risk appetite that was present during the six months was stoked prior to the start of the period by two developments: first, a relatively benign outcome to the U.S. presidential election; and second, the long-awaited positive news on several of the leading COVID-19 vaccine contenders, which opened the door to the normalization of social and economic activity in 2021. This drove a rotation into value-oriented cyclical sectors. Additional impetus was provided as two long-running political

2

wrangles were settled—the fiscal stimulus bill in the U.S. and the Brexit deal between the European Union and the UK.

With reflation underway and an elevated pace of growth expected in the second half of 2021, investors began to anticipate a dialing back of the exceptional levels of monetary stimulus witnessed since the start of the pandemic, and this contributed to a sharp rise in government-bond yields during the first quarter of 2021. Although concerns around inflation persisted, as did fears around fresh COVID-19 mutations, U.S. equity markets continued to push higher into the end of the review period, supported by the Biden administration’s commitment to fiscal stimulus, corresponding hopes of economic recovery and the advancement of COVID-19 vaccination plans.

Stock Selection Drove Fund Results

The fund’s results compared to the Index stemmed from security selection. A shift in momentum occurred in the markets near the end of 2020. As viable vaccine candidates surfaced, and countries constructed plans to immunize their populations, companies that had benefited from the lockdown began to lag companies that stood to benefit from economic reopening. The six-month reporting period saw strong performance from highly cyclical sectors and those that receive the largest tailwind from increased economic activity. Given this, the fund’s stock choices within the industrials and materials sector detracted most. An underweight to the highly cyclical, financials sector also provided a headwind to results. From an individual stock perspective, Japan-based consumer products company Kao was among the leading detractors. The company faced challenges with competition in its diapers business and the impact of COVID-19. We exited the position during the period. Industrial automation company Keyence and Murata Manufacturing also weighed on results during the six months, as they faced headwinds given the rotation into value stocks.

Conversely, positioning within the utilities and communication services sectors benefited relative returns. The top individual contributors included semiconductor companies ASML Holding and Taiwan Semiconductor Manufacturing. Demand for semiconductors continues to soar, pushing up revenues for these companies. LVMH Moet Hennessy Louis Vuitton was also among the leading contributors to returns. Consumer spending was strong during the period, given rising consumer confidence and improving economic data. This supported demand for LVMH’s products, particularly among emerging-market consumers.

Maintaining a Long-Term Approach

The positive economic and earnings outlook in tandem with still-expansionary, monetary and fiscal stimuli, have helped propel many stock markets to new highs. To some extent, given the magnitude of the gains, a lot of the near-term good news may have been discounted, and indeed, there are some challenges ahead. It remains to be seen if the current rise in inflation is due to reopening pains, which will be alleviated once production and the transportation of goods get back to full normality as economies increasingly reopen. At the moment, most governments and central banks are more concerned about fostering recovery than mitigating the effects of possibly transient price rises and talk of tapering seems premature. But the prospect of eventual tightening will be of greater investor focus as the world economic momentum gathers pace and should some of the inflationary trends endure. A tilt toward the normalization of interest rates may not be too disruptive if it speaks of growth, but investors will be wary of companies whose business models are founded on

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

excess leverage, and where hyped valuations are not justified by earnings reality. May was marked by some landmark sustainability developments. We believe that the court ruling against Royal Dutch Shell and shareholder activism at Exxon are a clear clarion call for all companies not to slacken the pace in their pursuit of a greener future.

The durability of the economic recovery, inflationary pressures and the outlook for monetary policy will likely occupy investors’ attention in the near term. Rather than second-guess future macroeconomic developments, our focus remains on company fundamentals. The attributes of market leadership, financial strength and the ability to innovate and adapt are hallmarks of the companies in the portfolio, and we are confident in their ability to deliver strong earnings growth in the long term, whatever new challenges may emerge in their operating environment.

June 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Stock Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.64	$10.28	$4.76	$4.60
Ending value (after expenses)	$1,096.20	$1,092.90	$1,098.40	$1,098.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.39	$9.90	$4.58	$4.43
Ending value (after expenses)	$1,018.60	$1,015.11	$1,020.39	$1,020.54
†

Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 1.97% for Class C, .91% for Class I and .88% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2021 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.9%
Australia - 3.3%
Cochlear	431,100	75,453,336
CSL	686,800	153,652,880
		229,106,216
Canada - 4.1%
Alimentation Couche-Tard, Cl. B	4,259,900	153,639,206
Canadian National Railway	1,218,400	135,652,332
		289,291,538
Denmark - 7.9%
Chr. Hansen Holding	1,592,000	142,643,534
Coloplast, Cl. B	684,800	107,870,991
Novo Nordisk, Cl. B	2,033,000	160,454,380
Novozymes, Cl. B	2,005,512	145,952,285
		556,921,190
Finland - 1.8%
Kone, Cl. B	1,564,500	126,183,845
France - 10.4%
Air Liquide	782,600	132,729,826
Dassault Systemes	605,200	138,930,597
L'Oreal	358,000	160,786,190
LVMH	256,400	203,858,871
TotalEnergies	2,042,104	94,392,688
		730,698,172
Germany - 5.4%
adidas	448,300	163,101,809
Merck	393,800	70,856,374
SAP	1,047,700	145,035,169
		378,993,352
Hong Kong - 7.5%
AIA Group	15,578,600	199,126,019
CLP Holdings	9,862,500	100,202,055
Hang Lung Properties	40,583,000	102,386,983
Hong Kong & China Gas	33,747,160	58,702,813
Jardine Matheson Holdings	983,100	63,763,866
		524,181,736
Ireland - 2.1%
Experian	3,750,400	143,863,936
Japan - 20.9%
Daikin Industries	795,100	156,399,467
FANUC	661,200	158,324,396
Hoya	1,120,900	146,446,169
Keyence	427,280	209,565,017

6

Description	Shares	Value ($)
Common Stocks - 96.9% (continued)
Japan - 20.9% (continued)
Makita	2,050,900	98,591,087
MISUMI Group	1,837,800	58,897,947
Murata Manufacturing	1,900,000	143,215,733
Shin-Etsu Chemical	1,011,600	173,657,923
SMC	314,100	187,370,438
Sysmex	1,382,900	140,512,259
		1,472,980,436
Netherlands - 3.2%
ASML Holding	331,990	221,531,296
Portugal - 1.1%
Galp Energia	6,398,300	79,428,503
Spain - 2.4%
Industria de Diseno Textil	4,400,000	170,035,230
Switzerland - 13.7%
Givaudan	33,400	149,009,672
Kuehne + Nagel International	667,600	225,328,916
Nestle	1,219,000	150,020,345
Novartis	1,630,100	143,021,114
Roche Holding	482,300	167,665,603
SGS	42,000	130,879,377
		965,925,027
Taiwan - 3.6%
Taiwan Semiconductor Manufacturing, ADR	2,177,200	255,516,192
United Kingdom - 9.5%
Compass Group	6,013,500	137,270,331
Diageo	3,553,000	171,637,848
Intertek Group	978,600	75,382,989
Reckitt Benckiser Group	1,520,000	137,364,637
Smith & Nephew	6,856,300	149,892,470
		671,548,275
Total Common Stocks (cost $3,971,778,638)		6,816,204,944

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $190,533,971)	0.04	190,533,971	[a]	190,533,971
Total Investments (cost $4,162,312,609)		99.6%		7,006,738,915
Cash and Receivables (Net)		.4%		29,680,774
Net Assets		100.0%		7,036,419,689

ADR—American Depository Receipt

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.1
Materials	10.6
Pharmaceuticals Biotechnology & Life Sciences	9.9
Health Care Equipment & Services	8.8
Semiconductors & Semiconductor Equipment	6.8
Consumer Durables & Apparel	5.2
Transportation	5.1
Technology Hardware & Equipment	5.0
Commercial & Professional Services	5.0
Food, Beverage & Tobacco	4.6
Household & Personal Products	4.2
Software & Services	4.0
Insurance	2.8
Investment Companies	2.7
Energy	2.5
Retailing	2.4
Utilities	2.3
Food & Staples Retailing	2.2
Consumer Services	1.9
Real Estate	1.5
99.6

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/20 ($)	Purchases ($)†	Sales ($)	Value 5/31/21 ($)	Net Assets(%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	128,302,457	622,955,298	(560,723,784)	190,533,971	2.7	61,345
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	605,800	1,348,054	(1,953,854)	-	-	8,780††
Total	128,908,257	624,303,352	(562,677,638)	190,533,971	2.7	70,125

† Included reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	3,971,778,638	6,816,204,944
Affiliated issuers	190,533,971	190,533,971
Tax reclaim receivable—Note 1(b)		18,483,113
Dividends receivable		12,839,514
Receivable for shares of Common Stock subscribed		6,207,617
Prepaid expenses		97,003
		7,044,366,162
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		5,314,171
Payable for shares of Common Stock redeemed		2,178,390
Directors’ fees and expenses payable		84,276
Other accrued expenses		369,636
		7,946,473
Net Assets ($)		7,036,419,689
Composition of Net Assets ($):
Paid-in capital		4,144,798,445
Total distributable earnings (loss)		2,891,621,244
Net Assets ($)		7,036,419,689

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	73,778,305	14,446,453	3,816,352,772	3,131,842,159
Shares Outstanding	2,873,945	574,050	147,678,507	122,669,646
Net Asset Value Per Share ($)	25.67	25.17	25.84	25.53

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $10,421,482 foreign taxes withheld at source):
Unaffiliated issuers	69,832,688
Affiliated issuers	61,345
Income from securities lending—Note 1(c)	8,780
Total Income	69,902,813
Expenses:
Management fee—Note 3(a)	27,397,322
Shareholder servicing costs—Note 3(c)	633,515
Custodian fees—Note 3(c)	378,231
Directors’ fees and expenses—Note 3(d)	257,863
Registration fees	160,926
Loan commitment fees—Note 2	89,055
Prospectus and shareholders’ reports	76,998
Professional fees	65,024
Distribution fees—Note 3(b)	53,695
Chief Compliance Officer fees—Note 3(c)	7,862
Miscellaneous	90,907
Total Expenses	29,211,398
Investment Income—Net	40,691,415
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,953,558
Net realized gain (loss) on forward foreign currency exchange contracts	749,246
Net Realized Gain (Loss)	5,702,804
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	563,852,948
Net Realized and Unrealized Gain (Loss) on Investments	569,555,752
Net Increase in Net Assets Resulting from Operations	610,247,167

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations ($):
Investment income—net	40,691,415	36,839,831
Net realized gain (loss) on investments	5,702,804	153,315,099
Net change in unrealized appreciation (depreciation) on investments	563,852,948	762,996,898
Net Increase (Decrease) in Net Assets Resulting from Operations	610,247,167	953,151,828
Distributions ($):
Distributions to shareholders:
Class A	(1,696,616)	(843,502)
Class C	(375,053)	(225,034)
Class I	(97,424,371)	(54,554,429)
Class Y	(89,046,864)	(59,572,962)
Total Distributions	(188,542,904)	(115,195,927)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	19,151,533	37,389,189
Class C	1,763,619	5,343,190
Class I	667,889,279	1,089,210,403
Class Y	259,870,101	715,078,427
Distributions reinvested:
Class A	1,518,997	744,156
Class C	374,478	194,398
Class I	89,308,231	49,284,094
Class Y	50,927,634	31,570,827
Cost of shares redeemed:
Class A	(11,067,849)	(24,165,631)
Class C	(3,128,169)	(5,156,154)
Class I	(309,458,116)	(635,572,103)
Class Y	(187,633,595)	(592,454,958)
Increase (Decrease) in Net Assets from Capital Stock Transactions	579,516,143	671,465,838
Total Increase (Decrease) in Net Assets	1,001,220,406	1,509,421,739
Net Assets ($):
Beginning of Period	6,035,199,283	4,525,777,544
End of Period	7,036,419,689	6,035,199,283

12

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	780,812	1,806,376
Shares issued for distributions reinvested	63,985	35,318
Shares redeemed	(451,109)	(1,145,487)
Net Increase (Decrease) in Shares Outstanding	393,688	696,207
Class Ca
Shares sold	73,956	259,895
Shares issued for distributions reinvested	16,044	9,347
Shares redeemed	(129,990)	(243,994)
Net Increase (Decrease) in Shares Outstanding	(39,990)	25,248
Class Ib
Shares sold	27,082,842	52,662,448
Shares issued for distributions reinvested	3,744,580	2,329,343
Shares redeemed	(12,613,417)	(30,419,643)
Net Increase (Decrease) in Shares Outstanding	18,214,005	24,572,148
Class Yb
Shares sold	10,714,219	34,748,854
Shares issued for distributions reinvested	2,161,614	1,510,738
Shares redeemed	(7,710,990)	(29,359,590)
Net Increase (Decrease) in Shares Outstanding	5,164,843	6,900,002

[a]

During the period ended Mar 31, 2021, 3,040 Class C shares representing $72,467 were automatically converted to 2,986 Class A shares and during the period ended November 30, 2020, 425 Class C shares representing $8,538 were automatically converted to 418 Class A shares.

[b]

During the period ended May 31, 2021, 1,253,073 Class Y shares representing $30,494,397 were exchanged for 1,238,518 Class I shares. During the period ended November 30, 2020, 1,339,701 Class Y shares representing $27,558,864 were exchanged for 1,323,989 Class I shares and 6,813 Class Y shares representing $163,273 were exchanged for 6,784 Class A shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.09	20.76	17.86	18.51	14.77	14.66
Investment Operations:
Investment income—net[a]	.11	.08	.15	.15	.10	.13
Net realized and unrealized gain (loss) on investments	2.16	3.72	2.98	(.67)	3.77	.10
Total from Investment Operations	2.27	3.80	3.13	(.52)	3.87	.23
Distributions:
Dividends from investment income—net	(.08)	(.15)	(.15)	(.13)	(.13)	(.12)
Dividends from net realized gain on investments	(.61)	(.32)	(.08)	-	-	-
Total Distributions	(.69)	(.47)	(.23)	(.13)	(.13)	(.12)
Net asset value, end of period	25.67	24.09	20.76	17.86	18.51	14.77
Total Return (%)[b]	9.62[c]	18.67	17.81	(2.84)	26.39	1.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[d]	1.30	1.24	1.22	1.26	1.27
Ratio of net investment income to average net assets	.91[d]	.35	.77	.81	.64	.89
Portfolio Turnover Rate	4.20[c]	7.20	7.38	7.47	12.49	10.65
Net Assets, end of period ($ x 1,000)	73,778	59,740	37,036	25,981	29,414	59,019

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	23.63	20.38	17.53	18.17	14.49	14.37
Investment Operations:
Investment income (loss)—net[a]	.02	(.06)	.02	.01	.02	.02
Net realized and unrealized gain (loss) on investments	2.13	3.65	2.92	(.65)	3.66	.10
Total from Investment Operations	2.15	3.59	2.94	(.64)	3.68	.12
Distributions:
Dividends from investment income—net	-	(.02)	(.01)	-	-	-
Dividends from net realized gain on investments	(.61)	(.32)	(.08)	-	-	-
Total Distributions	(.61)	(.34)	(.09)	-	-	-
Net asset value, end of period	25.17	23.63	20.38	17.53	18.17	14.49
Total Return (%)[b]	9.29[c]	17.84	16.96	(3.58)	25.40	.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[d]	1.98	1.98	1.96	2.02	2.04
Ratio of net investment income (loss) to average net assets	.13[d]	(.30)	.12	.07	.10	.12
Portfolio Turnover Rate	4.20[c]	7.20	7.38	7.47	12.49	10.65
Net Assets, end of period ($ x 1,000)	14,446	14,510	12,001	12,050	14,852	13,465

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2021		Year Ended November 30,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.27	20.90	17.98	18.64	14.88	14.79
Investment Operations:
Investment income—net[a]	.16	.15	.22	.21	.20	.18
Net realized and unrealized gain (loss) on investments	2.17	3.75	2.99	(.67)	3.74	.10
Total from Investment Operations	2.33	3.90	3.21	(.46)	3.94	.28
Distributions:
Dividends from investment income—net	(.15)	(.21)	(.21)	(.20)	(.18)	(.19)
Dividends from net realized gain on investments	(.61)	(.32)	(.08)	-	-	-
Total Distributions	(.76)	(.53)	(.29)	(.20)	(.18)	(.19)
Net asset value, end of period	25.84	24.27	20.90	17.98	18.64	14.88
Total Return (%)	9.84[b]	19.07	18.23	(2.53)	26.81	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.91	.91	.91	.93	.94
Ratio of net investment income
to average net assets	1.27[c]	.72	1.13	1.11	1.20	1.21
Portfolio Turnover Rate	4.20[b]	7.20	7.38	7.47	12.49	10.65
Net Assets, end of period ($ x 1,000)	3,816,353	3,142,203	2,191,801	1,953,256	1,968,366	1,520,360

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

Six Months Ended
May 31, 2021		Year Ended November 30,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	23.99	20.66	17.78	18.43	14.72	14.63
Investment Operations:
Investment income—net[a]	.15	.16	.21	.21	.20	.19
Net realized and unrealized gain (loss) on investments	2.15	3.71	2.97	(.66)	3.70	.09
Total from Investment Operations	2.30	3.87	3.18	(.45)	3.90	.28
Distributions:
Dividends from investment income—net	(.15)	(.22)	(.22)	(.20)	(.19)	(.19)
Dividends from net realized gain on investments	(.61)	(.32)	(.08)	-	-	-
Total Distributions	(.76)	(.54)	(.30)	(.20)	(.19)	(.19)
Net asset value, end of period	25.53	23.99	20.66	17.78	18.43	14.72
Total Return (%)	9.85[b]	19.12	18.24	(2.48)	26.80	1.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.89	.89	.89	.91	.91
Ratio of net investment income to average net assets	1.27[c]	.77	1.12	1.16	1.22	1.27
Portfolio Turnover Rate	4.20[b]	7.20	7.38	7.47	12.49	10.65
Net Assets, end of period ($ x 1,000)	3,131,842	2,818,746	2,284,939	1,801,389	2,083,569	1,627,586

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (250 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

18

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company's Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

20

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	6,816,204,944	-	-	6,816,204,944
Investment Companies	190,533,971	-	-	190,533,971

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2021, The Bank of New York Mellon earned $1,108 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain

22

events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was as follows: ordinary income $45,914,161 and long-term capital gains $69,281,766. The tax character of current year distributions will be determined at the end of the current fiscal year.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2021, the Distributor retained $3,172 from commissions earned on sales of the fund’s Class A shares and $106 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2021, Class C shares were charged $53,695 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may

24

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Class A and Class C shares were charged $82,693 and $17,899, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $23,018 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $378,231 pursuant to the custody agreement.

During the period ended May 31, 2021, the fund was charged $7,862 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $4,994,041, Distribution Plan fees of $9,133, Shareholder Services

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Plan fees of $18,336, custodian fees of $278,642, Chief Compliance Officer fees of $6,552 and transfer agency fees of $7,467.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange (“forward contract”) during the period ended May 31, 2021, amounted to $611,872,232 and $261,406,762, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of

26

changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At May 31, 2021, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2021:

Average Market Value ($)
Forward contracts	8,632,390

At May 31, 2021, accumulated net unrealized appreciation on investments was $2,844,426,306, consisting of $2,879,924,689 gross unrealized appreciation and $35,498,383 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon International Stock Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Walter Scott & Partners Limited
One Charlotte Square

Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DISAX Class C: DISCX Class I: DISRX Class Y: DISYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6155SA0521

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)                    Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

       Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo
        President (Principal Executive Officer)

Date: July 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2021

By: /s/ James Windels

       James Windels

      Treasurer (Principal Financial Officer)

Date: July 21, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)